SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer from share-based compensation liability			$ 130,276,188	$ 130,276,188
Weighted average fair value at measurement date, share options granted		$ 2,316,320	1,428,004	2,316,320
Transaction costs			11,062,481	70,793,763
Share-based compensation			12,349,758	14,930,617
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfer from share-based compensation liability				130,276,188
Share-based compensation		$ 14,643,333	$ 12,349,758	$ 14,930,617
Stock Option Plan The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life (years)			10 years
Award vesting period			4 years
Transaction costs	$ 56,150,430
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life (years)			1 year 10 months 24 days	2 years 10 months 24 days
Award vesting period			3 years
Transaction costs			$ 522,875	$ 77,861
Top of range | Stock Option Plan The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorization for the grant of options for the purchase of common shares			10.00%